Note 2 - Securities - Continuous Unrealized Loss Position (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	$ 5,037,000	$ 9,188,000	$ 78,997,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	36,000	94,000	4,359,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	76,144,000	82,872,000	44,760,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	4,346,000	4,943,000	4,747,000
Debt securities available-for-sale, continuous loss position, fair value	81,181,000	92,060,000	123,757,000
Debt securities available-for-sale, continuous loss position, unrealized losses	4,382,000	5,037,000	9,106,000
US Treasury Securities [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	0	1,232,000	8,529,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	0	4,000	63,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	248,000	245,000	964,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	2,000	5,000	35,000
Debt securities available-for-sale, continuous loss position, fair value	248,000	1,477,000	9,493,000
Debt securities available-for-sale, continuous loss position, unrealized losses	2,000	9,000	98,000
US Government Agencies Debt Securities [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	2,221,000	896,000	16,164,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	12,000	1,000	671,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	11,661,000	16,527,000	17,843,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	243,000	631,000	1,352,000
Debt securities available-for-sale, continuous loss position, fair value	13,882,000	17,423,000	34,007,000
Debt securities available-for-sale, continuous loss position, unrealized losses	255,000	632,000	2,023,000
Taxable Municipal Notes [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	0	470,000	2,619,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	0	30,000	189,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	6,229,000	6,719,000	6,098,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	482,000	712,000	972,000
Debt securities available-for-sale, continuous loss position, fair value	6,229,000	7,189,000	8,717,000
Debt securities available-for-sale, continuous loss position, unrealized losses	482,000	742,000	1,161,000
Nontaxable Municipal Notes [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	1,835,000	3,389,000	38,502,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	17,000	42,000	2,574,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	43,357,000	44,786,000	16,150,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	2,997,000	2,566,000	1,856,000
Debt securities available-for-sale, continuous loss position, fair value	45,192,000	48,175,000	54,652,000
Debt securities available-for-sale, continuous loss position, unrealized losses	3,014,000	2,608,000	4,430,000
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	981,000	3,201,000	9,399,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	7,000	17,000	642,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	10,306,000	9,884,000	1,861,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	425,000	683,000	300,000
Debt securities available-for-sale, continuous loss position, fair value	11,287,000	13,085,000	11,260,000
Debt securities available-for-sale, continuous loss position, unrealized losses	432,000	700,000	942,000
Corporate Debt Securities [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	0	0	3,784,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	0	0	220,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	4,343,000	4,711,000	1,844,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	197,000	346,000	232,000
Debt securities available-for-sale, continuous loss position, fair value	4,343,000	4,711,000	5,628,000
Debt securities available-for-sale, continuous loss position, unrealized losses	$ 197,000	$ 346,000	$ 452,000